UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1.  Schedule of Investments

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 7.54%
Federal Home Loan Bank
0.330%, due 08/19/16[1]	50,000,000	49,991,750
0.344%, due 09/09/16[1]	148,000,000	147,944,845
0.577%, due 08/22/16[2]	77,000,000	77,000,000
US Treasury Bill
0.507%, due 09/15/16[1]	250,000,000	249,841,563
US Treasury Notes
0.488%, due 08/01/16[2]	150,000,000	150,011,376
0.592%, due 08/01/16[2]	227,000,000	227,121,562
0.625%, due 05/31/17	272,000,000	271,857,897

Total US government and agency obligations (cost — $1,173,768,993)		1,173,768,993

Time deposits—13.44%
Banking-non-US — 13.44%
Credit Agricole Corporate & Investment Bank
0.310%, due 08/01/16	292,000,000	292,000,000
Credit Industriel et Commercial
0.300%, due 08/01/16	300,000,000	300,000,000
DnB NOR Bank ASA
0.290%, due 08/01/16	400,000,000	400,000,000
Natixis
0.300%, due 08/01/16	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB
0.300%, due 08/01/16	400,000,000	400,000,000
Svenska Handelsbanken
0.290%, due 08/01/16	400,000,000	400,000,000

Total time deposits (cost — $2,092,000,000)		2,092,000,000

Certificates of deposit — 17.78%
Banking-non-US — 13.82%
Bank of Montreal
0.660%, due 10/03/16	81,000,000	81,000,000
0.826%, due 08/31/16[2]	50,000,000	50,007,108
0.928%, due 08/15/16[2]	92,500,000	92,500,000
Credit Industriel et Commercial
0.390%, due 08/01/16	143,500,000	143,500,000
0.600%, due 08/12/16	145,000,000	145,000,000
DnB NOR Bank ASA
0.620%, due 09/09/16	85,000,000	85,000,000
DZ Bank AG
0.640%, due 09/06/16	90,000,000	90,000,000
0.750%, due 09/12/16	119,000,000	119,000,000
0.750%, due 10/05/16	113,000,000	113,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
0.750%, due 10/11/16	85,000,000	84,999,995
Mizuho Bank Ltd.
0.620%, due 08/16/16	100,000,000	100,000,206
0.900%, due 10/21/16	48,250,000	48,250,000
Natixis
0.618%, due 08/05/16[2]	86,000,000	86,000,000
Rabobank Nederland NV
0.705%, due 08/01/16	50,000,000	50,000,000
0.960%, due 01/05/17	96,000,000	96,000,000
Sumitomo Mitsui Banking Corp.
0.400%, due 08/01/16	25,000,000	25,000,000
0.450%, due 08/12/16	35,000,000	35,000,000
0.610%, due 08/15/16	160,000,000	160,000,000
Swedbank AB
0.360%, due 08/03/16	85,000,000	85,000,000
0.370%, due 08/04/16	365,000,000	365,000,000
Toronto-Dominion Bank
0.832%, due 08/16/16[2]	96,000,000	96,000,000

		2,150,257,309

Banking-US — 3.96%
Branch Banking & Trust Co.
0.350%, due 08/05/16	250,000,000	250,000,000
KBC Bank NV
0.410%, due 08/02/16	250,000,000	250,000,000
Wells Fargo Bank N.A.
0.850%, due 11/07/16	117,000,000	117,000,000

		617,000,000

Total certificates of deposit (cost — $2,767,257,309)		2,767,257,309

Commercial paper[1] — 35.89%
Asset backed-miscellaneous — 17.61%
Antalis S.A
0.450%, due 08/02/16	51,290,000	51,289,359
Atlantic Asset Securitization LLC
0.623%, due 08/08/16[2]	139,750,000	139,750,000
Barton Capital LLC
0.630%, due 08/08/16[2]	75,000,000	75,000,000
0.638%, due 08/23/16[2]	150,000,000	150,000,000
CAFCO LLC
0.570%, due 08/18/16	40,000,000	39,989,233
Chariot Funding LLC
0.738%, due 08/05/16[2]	50,000,000	50,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Ciesco LLC
0.570%, due 08/18/16	40,000,000	39,989,233
Liberty Street Funding LLC
0.660%, due 09/06/16	50,000,000	49,967,000
0.660%, due 09/07/16	51,000,000	50,965,405
0.810%, due 08/08/16	99,000,000	98,984,408
LMA Americas LLC
0.440%, due 08/05/16	65,000,000	64,996,822
0.635%, due 08/03/16[2]	90,000,000	90,000,000
0.643%, due 08/19/16[2]	90,000,000	90,000,000
Old Line Funding LLC
0.690%, due 09/07/16	100,000,000	99,929,083
0.700%, due 09/07/16	44,000,000	43,968,344
0.880%, due 10/17/16	143,000,000	142,730,842
Sheffield Receivable
0.500%, due 08/03/16	300,000,000	299,991,667
Starbird Funding Corp.
0.627%, due 08/01/16[2]	97,000,000	97,000,000
0.771%, due 08/30/16[2]	90,000,000	90,000,000
Thunder Bay Funding LLC
0.660%, due 09/09/16	100,000,000	99,928,500
0.680%, due 08/15/16	88,000,000	87,976,729
0.860%, due 09/12/16	88,000,000	87,911,707
Versailles Commercial Paper LLC
0.620%, due 08/08/16[2]	96,500,000	96,500,000
0.642%, due 08/17/16[2]	57,000,000	57,000,000
0.642%, due 08/17/16[2]	57,000,000	57,000,000
0.642%, due 08/17/16[2]	50,000,000	50,000,000
0.642%, due 08/17/16[2]	50,000,000	50,000,000
Victory Receivables Corp.
0.430%, due 08/02/16	50,000,000	49,999,403
0.430%, due 08/03/16	125,000,000	124,997,014
0.520%, due 08/01/16	100,000,000	100,000,000
0.580%, due 08/01/16	75,000,000	75,000,000
Working Capital Management Co.
0.590%, due 08/09/16	40,000,000	39,994,756

		2,740,859,505

Banking-non-US — 14.96%
ANZ National International Ltd.
0.650%, due 09/02/16	90,000,000	89,948,000
0.860%, due 10/06/16	85,000,000	84,865,983
Bank of Nova Scotia
1.020%, due 01/05/17	100,000,000	99,555,167
Banque et Caisse d’Epargne de L’Etat
0.700%, due 09/29/16	45,000,000	44,948,375
0.760%, due 08/03/16	53,500,000	53,497,741

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
BNZ International Funding Ltd.
0.850%, due 11/03/16	21,000,000	20,953,392
Caisse Centrale Desjardins
0.590%, due 08/03/16	50,000,000	49,998,361
Commonwealth Bank of Australia
0.820%, due 10/07/16	107,000,000	106,836,706
Erste Abwicklungsanstalt
0.640%, due 09/07/16	100,000,000	99,934,222
0.640%, due 09/12/16	95,000,000	94,929,067
0.640%, due 09/13/16	65,000,000	64,950,311
0.730%, due 09/06/16	67,250,000	67,200,907
Mizuho Bank Ltd.
0.615%, due 08/19/16	69,000,000	68,978,782
National Australia Bank Ltd.
0.815%, due 10/03/16	144,000,000	143,794,620
Nederlandse Wtrschbnk
0.600%, due 09/13/16	90,000,000	89,935,500
Nordea Bank AB
0.630%, due 10/12/16	34,500,000	34,456,530
0.800%, due 10/04/16	105,500,000	105,349,956
0.900%, due 12/06/16	95,000,000	94,698,375
NRW Bank
0.405%, due 08/03/16	10,000,000	9,999,775
Rabobank Nederland NV
0.840%, due 10/13/16	92,000,000	91,843,293
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	77,000,000	76,994,952
0.820%, due 10/03/16	119,000,000	118,829,235
0.840%, due 10/26/16	96,000,000	95,807,360
Societe Generale
0.340%, due 08/01/16	205,000,000	205,000,000
Svenska Handelsbanken AB
0.710%, due 09/01/16	140,000,000	139,914,406
Westpac Banking Corp.
0.890%, due 08/04/16	73,000,000	72,994,586
0.980%, due 01/04/17	102,000,000	101,566,840

		2,327,782,442

Banking-US — 3.32%
Bedford Row Funding Corp.
0.850%, due 10/07/16	117,000,000	116,814,913
BNP Paribas Fortis Funding LLC
0.310%, due 08/01/16	200,000,000	200,000,000
0.410%, due 08/01/16	200,000,000	200,000,000

		516,814,913

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Total commercial paper (cost — $5,585,456,860)		5,585,456,860

Non-US government agency — 0.45%
Export Development Canada
0.780%, due 09/06/16[2,3] (cost — $70,000,000)	70,000,000	70,000,000

Short-term corporate obligations — 2.25%
Banking-non-US — 1.13%
Royal Bank of Canada
0.670%, due 09/06/16[2,3]	175,000,000	175,000,000

Banking-US — 1.12%
Wells Fargo Bank N.A.
0.773%, due 09/14/16[2]	50,000,000	50,000,000
0.847%, due 08/19/16[2]	125,000,000	125,000,000

		175,000,000

Total Short-term corporate obligations (cost — $350,000,000)		350,000,000

Repurchase agreements — 22.63%
Repurchase agreement dated 07/26/16 with Barclays Capital, Inc., 0.310% due 08/02/16, collateralized by $247,507,700 US Treasury Notes, 1.500% to 2.000% due 11/30/20 to 01/31/22; (value — $255,000,057); proceeds: $250,015,069	250,000,000	250,000,000

Repurchase agreement dated 07/29/16 with BNP Paribas Securities Corp., 0.330% due 08/01/16, collateralized by $27,365,400 US Treasury Bills, zero coupon due 08/11/16 to 04/27/17, $45,680,100 US Treasury Bonds, 2.750% to 8.125% due 08/15/21 to 11/15/45, $22,883,500 US Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/28 to 02/15/46, $41,417,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 07/15/18 to 01/15/23, $180,030,400 US Treasury Notes, 0.500% to 4.750% due 07/31/16 to 05/15/26 and $5,001,128 US Treasury Bonds Principal STRIPs, zero coupon to 4.250% due 05/15/17 to 02/15/45; (value — $357,000,022); proceeds: 350,009,625

	350,000,000	350,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 07/29/16 with BNP Paribas Securities Corp., 0.340% due 08/01/16, collateralized by $35,235,300 US Treasury Bonds, 2.875% to 3.625% due 05/15/43 to 02/15/44, $6,458,400 US Treasury Inflation Index Note, 0.125% due 01/15/22, $26,497,900 US Treasury Notes, zero coupon to 4.625% due 10/31/16 to 07/31/19 and $26,558,950 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/17 to 08/15/36; (value — $102,000,000); proceeds: 100,002,833	100,000,000	100,000,000
Repurchase agreement dated 07/29/16 with Federal Reserve Bank of New York, 0.250% due 08/01/16, collateralized by $871,052,300 US Treasury Note, 1.750% due 05/15/22; (value — $ 900,018,775); proceeds: $900,018,750	900,000,000	900,000,000
Repurchase agreement dated 07/29/16 with Goldman Sachs & Co., 0.300% due 08/01/16, collateralized by $147,500,000 Federal Home Loan Bank obligations, 1.150% to 1.750% due 05/25/18 to 01/28/19, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $29,507,000 Federal Home Loan Mortgage Corp. obligation, 1.290% due 05/03/19, and $178,473,000 Federal National Mortgage Association obligations, 1.000% to 5.625% due 12/14/18 to 07/15/37: (value —$378,420,149); proceeds: $371,009,275	371,000,000	371,000,000
Repurchase agreement dated 07/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 08/02/16, collateralized by $255,441,175 Government National Mortgage Association obligations, 3.000% to 4.000% due 08/20/45 to 06/20/46; (value — $255,000,000); proceeds: $250,015,556	250,000,000	250,000,000
Repurchase agreement dated 06/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.800% due 09/02/16, collateralized by $6,098,168,142 various asset-backed convertible bonds, zero coupon to 107.090% due 08/15/22 to 08/25/55; (value — $321,000,000); proceeds: $300,633,000[4,5]	300,000,000	300,000,000
Repurchase agreement dated 07/29/16 with Mitsubishi UFJ Securities USA, Inc. 0.310% due 08/01/16, collateralized by $773,096,301 Federal Home Loan Mortgage Corp. obligations, 1.966% to 5.000% due 04/01/25 to 07/01/46 $2,069,776,147 Federal National Mortgage Association obligations, 0.753% to 5.530% due 03/01/19 to 08/01/48, and $230,167,434 Government National Mortgage Association obligations, 2.500% due 04/20/38 to 10/20/38; (value — $1,020,000,000); proceeds: $1,000,025,833	1,000,000,000	1,000,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/29/16 with State Street Bank and Trust Co., 0.010% due 08/01/16, collateralized by $854,622 US Treasury Note, 3.125%, 05/15/19; (value—$916,150); proceeds: $897,001	897,000	897,000

Total repurchase agreements (cost — $3,521,897,000)		3,521,897,000

Total investments (cost — $15,560,380,162 which approximates cost for federal income tax purposes) — 99.98%		15,560,380,162
Other assets in excess of liabilities — 0.02%		3,333,065

Net assets — 100.00%		$15,563,713,227

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,173,768,993	—	1,173,768,993
Time deposits	—	2,092,000,000	—	2,092,000,000
Certificates of deposit	—	2,767,257,309	—	2,767,257,309
Commercial paper	—	5,585,456,860	—	5,585,456,860
Non-US government agency	—	70,000,000	—	70,000,000
Short-term corporate obligations	—	350,000,000	—	350,000,000
Repurchase agreements	—	3,521,897,000	—	3,521,897,000
Total	—	15,560,380,162	—	15,560,380,162

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity—27 days.

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	48.3
France	10.9
Sweden	9.4
Germany	4.8
Canada	4.6
Belgium	4.2
Norway	3.1
Switzerland	2.9
Japan	2.8
Australia	2.7
Netherlands	2.1
United Kingdom	1.9
New Zealand	1.3
Luxembourg	0.7
Jersey	0.3

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.57% of net assets as of July 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2016.

[5]	Illiquid investment as of July 31, 2016.

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations — 57.43%
US Treasury Bills
0.390%, due 11/03/16[1]	235,000,000	234,760,691
0.460%, due 09/01/16[1]	150,000,000	149,938,000
0.467%, due 08/04/16[1]	150,000,000	149,994,156
0.505%, due 09/15/16[1]	250,000,000	249,842,187
0.573%, due 03/30/17[1]	200,000,000	199,232,817
US Treasury Notes
0.373%, due 08/01/16[2]	400,000,000	399,989,523
0.488%, due 08/01/16[2]	353,000,000	352,988,096
0.494%, due 08/01/16[2]	89,200,000	89,192,814
0.500%, due 08/31/16	200,000,000	200,011,474
0.500%, due 11/30/16	212,500,000	212,466,592
0.500%, due 01/31/17	120,000,000	119,994,145
0.510%, due 08/01/16[2]	547,000,000	547,051,816
0.592%, due 08/01/16[2]	316,750,000	317,082,660
0.625%, due 10/15/16	765,000,000	765,237,063
0.625%, due 11/15/16	100,000,000	100,006,851
0.625%, due 12/31/16	370,000,000	370,249,305
0.625%, due 02/15/17	125,000,000	125,061,776
0.750%, due 01/15/17	300,000,000	300,374,372
0.875%, due 09/15/16	275,000,000	275,126,886
0.875%, due 12/31/16	345,000,000	345,636,000
0.875%, due 01/31/17	50,000,000	50,113,243
0.875%, due 02/28/17	70,000,000	70,155,561
0.875%, due 04/30/17	200,000,000	200,524,416
1.000%, due 08/31/16	150,000,000	150,083,955
1.000%, due 09/30/16	425,000,000	425,429,526
2.750%, due 11/30/16	131,000,000	132,030,874
3.000%, due 08/31/16	100,000,000	100,191,879
3.125%, due 10/31/16	601,000,000	605,097,720

Total US government obligations (cost — $7,237,864,398)		7,237,864,398

Repurchase agreements — 40.32%

Repurchase agreement dated 07/27/16 with Barclays Capital, Inc., 0.310% due 08/03/16, collateralized by $153,485,000 US Treasury Bond, 3.125% due 08/15/44, $121,319 US Treasury Inflation Index Bonds, zero coupon due 10/15/19 to 04/15/29, $484,017,100 US Treasury Notes, 1.000% to 1.875% due 09/15/18 to 10/31/22, $106,825,600 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 08/15/45, $64,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/16 to 02/15/22 and $275,449,608 US Treasury Bonds STRIPs, zero coupon due 08/15/16 to 11/15/45; (value — $969,000,005); proceeds: $950,057,264

	950,000,000	950,000,000

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 07/29/16 with Barclays Capital, Inc., 0.320% due 08/01/16, collateralized by $220,378,700 US Treasury Bond, 3.750% due 11/15/43, $205,733,700 US Treasury Notes, 1.375% to 2.125% due 08/31/20 to 08/15/21, $1,413,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/16/46 and $2,887,569 US Treasury Bonds STRIPs, zero coupon due 08/15/31 to 08/15/45; (value — $510,000,098); proceeds: $500,013,333	500,000,000	500,000,000
Repurchase agreement dated 07/29/16 with Federal Reserve Bank of New York, 0.250% due 08/01/16, collateralized by $204,962,100 US Treasury Bonds, 4.750% to 8.000% due 11/15/21 to 02/15/37 and $996,742,600 US Treasury Note, 1.750% due 05/15/22; (value — $1,330,027,788); proceeds: $1,330,027,708	1,330,000,000	1,330,000,000
Repurchase agreement dated 07/26/16 with Goldman Sachs & Co., 0.270% due 08/02/16, collateralized by $91,303,500 US Treasury Bond, 3.125% due 02/15/42 and $133,359,100 US Treasury Notes, 2.000% to 3.625% due 02/15/20 to 10/31/21; (value — $255,000,029); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 07/27/16 with Goldman Sachs & Co., 0.270% due 08/03/16, collateralized by $98,517,100 US Treasury Bill, zero coupon due 08/18/16 and $148,441,800 US Treasury Notes, 2.000% to 2.125% due 01/31/21 to 10/31/21; (value — $255,000,041); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 07/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 08/02/16, collateralized by $231,885,900 US Treasury Inflation Index Notes, 0.625% to 2.625% due 07/15/17 to 01/15/26; (value — $255,000,094); proceeds: $250,014,583	250,000,000	250,000,000
Repurchase agreement dated 07/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 08/03/16, collateralized by $190,266,400 US Treasury Notes, 2.250% due 11/15/25 and $943,978 US Treasury Bonds STRIPs, zero coupon due 11/15/39 to 02/15/45; (value — $204,000,047); proceeds: $200,011,667	200,000,000	200,000,000

Repurchase agreement dated 07/29/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 08/01/16, collateralized by $166,996,800 US Treasury Bills, zero coupon due 11/03/16 to 03/30/17, $51,162,300 US Treasury Bonds, 3.000% to 5.375% due 02/15/31 to 11/15/44, $9,822,700 US Treasury Inflation Index Bonds, 2.000% to 3.875% due 01/15/26 to 04/15/29, $143,011,200 US Treasury Inflation Index Notes, 0.125% to 1.625% due 01/15/18 to 01/15/26, $540,959,100 US Treasury Notes, 0.500% to 3.750% due 09/30/16 to 11/15/25 and $288,996,800 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value — $1,122,000,076); proceeds: $1,100,027,500

	1,100,000,000	1,100,000,000

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/29/16 with State Street Bank and Trust Co., 0.010% due 08/01/16, collateralized by $295,000 US Treasury Bond, 7.875% due 02/15/21; (value — $395,321); proceeds: $387,000	387,000	387,000
Repurchase agreement dated 07/27/16 with Toronto-Dominion Bank, 0.300% due 08/03/16, collateralized by $80,259,000 US Treasury Bonds, 2.500% to 4.500% due 08/15/39 to 05/15/46 and $152,366,900 US Treasury Notes, 0.625% to 2.875% due 12/15/16 to 05/15/25; (value — $255,000,067); proceeds: $250,014,583	250,000,000	250,000,000

Total repurchase agreements (cost — $5,080,387,000)		5,080,387,000

Total investments (cost — $12,318,251,398 which approximates cost for federal income tax purposes) — 97.75%		12,318,251,398
Other assets in excess of liabilities — 2.25%		284,173,152

Net assets — 100.00%		$12,602,424,550

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	7,237,864,398	—	7,237,864,398
Repurchase agreements	—	5,080,387,000	—	5,080,387,000
Total	—	12,318,251,398	—	12,318,251,398

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 51 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 92.59%
Alabama — 1.39%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.340%, VRD	7,050,000	7,050,000

Alaska — 1.38%
Alaska International Airports Revenue Refunding (System), Series A,
0.450%, VRD	7,000,000	7,000,000

Arizona — 1.32%
AK-Chin Indian Community Revenue,
0.200%, VRD	6,700,000	6,700,000

California — 7.78%
Antelope Valley-East Kern Water Agency, Series A-2,
0.410%, VRD	4,100,000	4,100,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.430%, VRD	1,900,000	1,900,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.470%, VRD	15,000,000	15,000,000
Sacramento Municipal Utility District, Subordinate, Series L,
0.430%, VRD	13,400,000	13,400,000
Santa Clara Electric Revenue, Subseries B,
0.430%, VRD	5,155,000	5,155,000

		39,555,000

Colorado — 3.77%
Denver City & County Certificates of Participation Refunding,
Series A1, 0.370%, VRD	15,005,000	15,005,000
Series A2, 0.370%, VRD	4,150,000	4,150,000

		19,155,000

District of Columbia — 4.55%
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.430%, VRD	10,000,000	10,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1,
0.440%, VRD	3,900,000	3,900,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.380%, VRD	9,210,000	9,210,000

		23,110,000

Georgia — 1.16%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1,
0.440%, VRD	5,875,000	5,875,000

Illinois — 15.58%
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.460%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.450%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.440%, VRD	9,725,000	9,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.370%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.440%, VRD	13,610,000	13,610,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.450%, VRD	1,700,000	1,700,000
Series A-2D, 0.450%, VRD	3,300,000	3,300,000
Illinois State, Series B-5,
0.420%, VRD	17,700,000	17,700,000

		79,235,000

Indiana — 5.43%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5,
0.370%, VRD	6,390,000	6,390,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A,
0.430%, VRD	5,000,000	5,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B,
0.450%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.440%, VRD	5,640,000	5,640,000
Series B, 0.400%, VRD	6,060,000	6,060,000

		27,615,000

Kansas — 2.26%
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.400%, VRD	11,500,000	11,500,000

Maryland — 1.26%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.440%, VRD	6,400,000	6,400,000

Massachusetts — 2.31%
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.400%, VRD	11,765,000	11,765,000

Mississippi — 3.68%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.390%, VRD	1,400,000	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D, 0.350%, VRD	9,000,000	9,000,000
Series G, 0.350%, VRD	3,220,000	3,220,000
Series K, 0.400%, VRD	3,000,000	3,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series C,
0.350%, VRD	2,100,000	2,100,000

		18,720,000

Missouri — 3.40%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.400%, VRD	10,000,000	10,000,000
Series B, 0.400%, VRD	2,500,000	2,500,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Series C, 0.370%, VRD	4,800,000	4,800,000

		17,300,000

New Hampshire — 2.53%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B,
0.360%, VRD	12,850,000	12,850,000

New York — 15.29%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.400%, VRD	2,800,000	2,800,000
Series BB-2, 0.350%, VRD	8,000,000	8,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.390%, VRD	8,850,000	8,850,000
Subseries D-4, 0.390%, VRD	12,400,000	12,400,000
New York City, Subseries L-4,
0.400%, VRD	15,275,000	15,275,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A,
0.390%, VRD	2,500,000	2,500,000
New York State Dormitory Authority Revenue Non- State Supported Debt (Northern Westchester Association),
0.430%, VRD	4,310,000	4,310,000
New York State Dormitory Authority Revenue Non- State Supported Debt (Royal), Series A, (FNMA Insured),
0.440%, VRD	16,500,000	16,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2,
0.400%, VRD	7,080,000	7,080,000

		77,715,000

North Carolina — 1.19%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E, 0.430%, VRD	2,065,000	2,065,000
Series H, 0.370%, VRD	3,985,000	3,985,000

		6,050,000

Ohio — 5.96%
Columbus Sewer Revenue, Series B,
0.430%, VRD	16,000,000	16,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Ohio (Common Schools), Series B,
0.430%, VRD	14,325,000	14,325,000

		30,325,000

Oregon — 0.80%
Oregon Health & Science University Revenue, Series C,
0.400%, VRD	4,055,000	4,055,000

Pennsylvania — 4.37%
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
0.440%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.440%, VRD	12,000,000	12,000,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.450%, VRD	5,235,000	5,235,000

		22,235,000

Texas — 6.71%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2,
0.380%, VRD	10,000,000	10,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2,
0.380%, VRD	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A,
0.340%, VRD	6,240,000	6,240,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.450%, VRD	6,100,000	6,100,000
University of Texas Revenues (Financing Systems), Series B,
0.410%, VRD	900,000	900,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Texas — (concluded)
University of Texas University Revenue (Financing Systems), Series B,
0.410%, VRD	5,885,000	5,885,000

		34,125,000

Wyoming — 0.47%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.350%, VRD	2,400,000	2,400,000

Total municipal bonds and notes (cost — $470,735,000)		470,735,000

Tax-exempt commercial paper — 7.37%
Minnesota — 3.34%
City Of Rochester
0.420%, due 08/15/16	17,000,000	17,000,000

Texas — 3.34%
University of Texas,
0.400%, due 08/04/16	17,000,000	17,000,000

Virginia — 0.69%
University of Virginia
0.440%, due 08/08/16	3,500,000	3,500,000

Total tax-exempt commercial paper (cost — $37,500,000)		37,500,000

Total investments (cost — $508,235,000 which approximates cost for federal income tax purposes) — 99.96%		508,235,000
Other assets in excess of liabilities — 0.04%		196,219

Net assets — 100.00%		$508,431,219

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Master Fund’s investments:

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	470,735,000	—	470,735,000
Tax-exempt commercial paper	—	37,500,000	—	37,500,000
Total	—	508,235,000	—	508,235,000

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 5 days.

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 8.56%
Federal Home Loan Bank
0.250%, due 08/24/16[1]	15,000,000	14,997,604
0.330%, due 08/19/16[1]	5,000,000	4,999,175
0.350%, due 09/27/16[1]	15,000,000	14,991,688
0.577%, due 08/22/16[2]	5,000,000	5,000,000
US Treasury Notes
0.494%, due 08/01/16[2]	4,600,000	4,599,629
0.592%, due 08/01/16[2]	250,000	250,140
0.625%, due 05/31/17	10,000,000	9,994,776

Total US government and agency obligations (cost — $54,833,012)		54,833,012

Time deposits — 16.23%
Banking-non-US — 16.23%
Credit Agricole Corporate & Investment Bank
0.310%, due 08/01/16	9,000,000	9,000,000
DnB NOR Bank ASA
0.290%, due 08/01/16	25,000,000	25,000,000
Natixis
0.300%, due 08/01/16	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB
0.300%, due 08/01/16	30,000,000	30,000,000
Svenska Handelsbanken
0.290%, due 08/01/16	25,000,000	25,000,000

Total time deposits (cost — $104,000,000)		104,000,000

Certificates of deposit — 17.13%
Banking-non-US — 12.64%
Bank of Montreal
0.660%, due 10/03/16	5,000,000	5,000,000
0.928%, due 08/15/16[2]	5,000,000	5,000,000
Bank of Nova Scotia
0.934%, due 08/23/16[2]	7,000,000	7,001,493
Credit Suisse
0.620%, due 08/02/16	5,000,000	5,000,000
DZ Bank AG
0.640%, due 09/06/16	5,000,000	5,000,000
0.650%, due 08/08/16	2,000,000	2,000,000
0.750%, due 09/12/16	3,000,000	3,000,000
0.750%, due 10/11/16	5,000,000	4,999,999
Mizuho Bank Ltd.
0.900%, due 10/21/16	2,000,000	2,000,000

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Rabobank Nederland NV
0.705%, due 08/01/16	4,000,000	4,000,000
Royal Bank of Canada
0.770%, due 12/01/16	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
0.450%, due 08/12/16	5,000,000	5,000,000
0.610%, due 08/15/16	10,000,000	10,000,000
Swedbank AB
0.360%, due 08/03/16	5,000,000	5,000,000
0.370%, due 08/04/16	10,000,000	10,000,000
Toronto-Dominion Bank
0.980%, due 09/19/16	5,000,000	5,002,363

		81,003,855

Banking-US — 4.49%
Citibank N.A.
0.700%, due 10/03/16	5,000,000	5,000,000
KBC Bank N.V.
0.410%, due 08/02/16	15,000,000	15,000,000
State Street Bank & Trust Co.
0.924%, due 08/10/16[2]	3,000,000	3,000,000
0.961%, due 10/11/16[2]	5,000,000	5,000,000
Wells Fargo Bank N.A.
0.850%, due 08/22/16	750,000	750,000
		28,750,000

Total certificates of deposit (cost — $109,753,855)		109,753,855

Commercial paper[1] — 58.76%
Asset backed-miscellaneous — 26.20%
Albion Capital Corp.
0.570%, due 08/15/16	10,000,000	9,997,783
Atlantic Asset Securitization LLC
0.300%, due 08/01/16	15,000,000	15,000,000
0.623%, due 08/08/16[2]	1,250,000	1,250,000
0.629%, due 08/15/16[2]	1,000,000	1,000,000
Barton Capital LLC
0.420%, due 08/01/16	15,000,000	15,000,000
CAFCO LLC
0.570%, due 08/18/16	5,000,000	4,998,654
Ciesco LLC
0.570%, due 08/18/16	5,000,000	4,998,654
Gotham Funding Corp.

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
0.510%, due 08/04/16	4,000,000	3,999,830
0.650%, due 10/06/16	8,000,000	7,990,467
Liberty Street Funding LLC
0.600%, due 09/14/16	2,000,000	1,998,533
0.660%, due 09/07/16	5,000,000	4,996,608
0.750%, due 10/24/16	10,000,000	9,982,500
0.810%, due 08/08/16	1,000,000	999,843
LMA Americas LLC
0.440%, due 08/05/16	10,000,000	9,999,511
0.643%, due 08/19/16[2]	5,000,000	5,000,000
Manhattan Asset Funding Co. LLC
0.900%, due 10/25/16	15,000,000	14,968,125
Old Line Funding LLC
0.880%, due 10/17/16	1,000,000	998,118
0.920%, due 01/18/17	5,000,000	4,978,278
Starbird Funding Corp.
0.600%, due 09/08/16	5,000,000	4,996,833
0.630%, due 09/01/16	5,000,000	4,997,288
0.771%, due 08/30/16[2]	5,000,000	5,000,000
Thunder Bay Funding LLC
0.680%, due 09/19/16	7,800,000	7,792,781
0.860%, due 09/12/16	2,000,000	1,997,993
0.940%, due 01/17/17	9,000,000	8,960,285
Victory Receivables Corp.
0.520%, due 08/01/16	5,000,000	5,000,000
0.520%, due 08/11/16	3,000,000	2,999,567
0.580%, due 09/06/16	3,000,000	2,998,260
Working Capital Management Co.
0.580%, due 08/15/16	5,000,000	4,998,872

		167,898,783

Banking-non-US — 19.77%
ANZ National International Ltd.
0.650%, due 09/02/16	5,000,000	4,997,111
Bank of Nova Scotia
0.700%, due 10/13/16	6,000,000	5,991,483
Banque et Caisse d’Epargne de L’Etat
0.760%, due 08/03/16	1,500,000	1,499,937
BNZ International Funding Ltd.
0.850%, due 11/03/16	5,000,000	4,988,903
Caisse Centrale Desjardins
0.590%, due 08/04/16	5,000,000	4,999,754
Commonwealth Bank of Australia
0.820%, due 10/07/16	1,000,000	998,474
DBS Bank Ltd.
0.530%, due 08/01/16	8,800,000	8,800,000

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
DnB NOR Bank ASA
0.630%, due 10/03/16	5,500,000	5,493,936
Erste Abwicklungsanstalt
0.630%, due 09/22/16	5,000,000	4,995,450
0.680%, due 08/09/16	3,000,000	2,999,547
0.730%, due 09/06/16	3,000,000	2,997,810
0.810%, due 11/21/16	5,000,000	4,987,400
Mizuho Bank Ltd.
0.605%, due 09/06/16	5,000,000	4,996,975
0.650%, due 10/03/16	5,000,000	4,994,312
National Australia Bank Ltd.
0.815%, due 10/03/16	2,000,000	1,997,147
Nederlandse Waterschapsbank NV
0.570%, due 09/14/16	5,000,000	4,996,517
0.600%, due 09/13/16	5,000,000	4,996,417
Nordea Bank AB
0.630%, due 10/12/16	3,000,000	2,996,220
0.800%, due 10/04/16	1,000,000	998,578
0.900%, due 12/06/16	5,000,000	4,984,125
NRW Bank
0.530%, due 09/19/16	10,000,000	9,992,786
0.610%, due 09/23/16	5,000,000	4,995,510
Rabobank Nederland NV
0.840%, due 10/13/16	3,000,000	2,994,890
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	1,000,000	999,934
Societe Generale
0.340%, due 08/01/16	15,000,000	15,000,000
Svenska Handelsbanken AB
0.710%, due 09/01/16	1,500,000	1,499,083
United Overseas Bank Ltd.
0.920%, due 01/13/17	3,000,000	2,987,350
0.960%, due 01/17/17	2,000,000	1,990,987
Westpac Banking Corp.
0.980%, due 01/04/17	1,500,000	1,493,630

		126,664,266

Banking-US — 5.77%
Bedford Row Funding Corp.
0.650%, due 09/15/16	10,000,000	9,991,875
0.850%, due 10/07/16	4,000,000	3,993,672
BNP Paribas Fortis Funding LLC
0.310%, due 08/01/16	15,000,000	15,000,000

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US — (concluded)
Toronto-Dominion Holdings USA, Inc.
0.740%, due 11/01/16	8,000,000	7,984,871

		36,970,418

Machinery-agriculture & construction — 0.78%
John Deere Capital Corp.
0.400%, due 08/09/16	5,000,000	4,999,556

Technology-hardware — 1.56%
Apple, Inc.
0.350%, due 08/03/16	10,000,000	9,999,806

Technology-software — 4.68%
Microsoft Corp.
0.270%, due 08/01/16	25,000,000	25,000,000
0.450%, due 09/07/16	5,000,000	4,997,687

		29,997,687

Total commercial paper (cost—$376,530,516)		376,530,516

Repurchase agreement — 0.02%
Repurchase agreement dated 07/29/16 with State Street Bank and Trust Co., 0.010% due 08/01/16, collateralized by $145,772 US Treasury Note, 3.125%, 05/15/19; (value — $156,266); proceeds: $153,000 (cost — $153,000)	153,000	153,000

Total investments (cost — $645,270,383 which approximates cost for federal income tax purposes) — 100.70%		645,270,383
Liabilities in excess of other assets — (0.70)%		(4,509,399)

Net assets — 100.00%		$640,760,984

Master Trust

Prime CNAV Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$54,833,012	$—	$54,833,012
Time deposits	—	104,000,000	—	104,000,000
Certificates of deposit	—	109,753,855	—	109,753,855
Commercial paper	—	376,530,516	—	376,530,516
Repurchase agreement	—	153,000	—	153,000
Total	$—	$645,270,383	$—	$645,270,383

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 38 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	47.0
Sweden	12.6
France	8.4
Germany	7.1
Canada	5.6
Belgium	4.6
Japan	4.2
Netherlands	2.6
Singapore	2.1
Luxembourg	1.8
Australia	1.5
Norway	0.9
China	0.8
New Zealand	0.8

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Master Trust

Government Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 66.59%
Federal Farm Credit Bank
0.310%, due 08/08/16[1]	32,237,000	32,235,057
0.360%, due 10/05/16[1]	100,000,000	99,935,000
0.395%, due 10/27/16[1]	25,000,000	24,976,135
0.500%, due 08/06/16[2]	100,000,000	99,992,753
0.563%, due 08/28/16[2]	40,000,000	39,997,370
0.586%, due 08/29/16[2]	122,000,000	122,000,000
0.610%, due 08/06/16[2]	118,500,000	118,483,993
0.675%, due 10/23/16[2]	100,000,000	100,023,792
Federal Home Loan Bank
0.280%, due 08/05/16[1]	25,000,000	24,999,222
0.280%, due 08/08/16[1]	135,000,000	134,992,650
0.290%, due 08/30/16[1]	140,000,000	139,967,294
0.300%, due 08/15/16[1]	150,000,000	149,982,500
0.300%, due 08/24/16[1]	45,000,000	44,991,375
0.300%, due 09/08/16[1]	150,000,000	149,952,500
0.305%, due 08/10/16[1]	200,000,000	199,984,750
0.315%, due 08/08/16[1]	48,600,000	48,597,023
0.320%, due 09/07/16[1]	173,760,000	173,702,852
0.328%, due 08/26/16[1]	150,000,000	149,965,833
0.330%, due 08/17/16[1]	42,000,000	41,993,840
0.330%, due 08/22/16[1]	25,000,000	24,995,188
0.330%, due 08/30/16[1]	130,000,000	129,965,442
0.330%, due 08/31/16[1]	124,160,000	124,125,856
0.340%, due 08/19/16[1]	22,000,000	21,996,260
0.370%, due 09/30/16[1]	40,000,000	39,975,333
0.370%, due 10/14/16[1]	162,000,000	161,876,790
0.379%, due 10/21/16[1]	100,000,000	99,914,725
0.380%, due 09/19/16[1]	148,750,000	148,673,063
0.380%, due 09/26/16[1]	300,000,000	299,822,667
0.380%, due 09/27/16[1]	130,000,000	129,921,783
0.380%, due 09/30/16[1]	350,000,000	349,778,333
0.380%, due 10/03/16[1]	150,000,000	149,900,250
0.380%, due 10/05/16[1]	99,000,000	98,932,075
0.380%, due 10/07/16[1]	150,000,000	149,893,917
0.380%, due 10/11/16[1]	50,000,000	49,962,528
0.380%, due 10/12/16[1]	50,000,000	49,962,000
0.380%, due 10/13/16[1]	50,000,000	49,961,472
0.380%, due 10/14/16[1]	104,000,000	103,918,764
0.420%, due 11/02/16[1]	34,400,000	34,362,676
0.420%, due 11/14/16[1]	30,000,000	29,963,250
0.435%, due 01/06/17[1]	143,000,000	142,726,989
0.440%, due 01/11/17[1]	98,000,000	97,804,762
0.465%, due 01/18/17[1]	100,000,000	99,780,417
0.470%, due 01/20/17[1]	50,000,000	49,992,522
0.510%, due 08/03/16[2]	50,000,000	50,000,000
0.512%, due 09/23/16[2]	150,000,000	149,988,213
0.522%, due 08/06/16[2]	50,000,000	50,000,000
0.537%, due 08/22/16[2]	54,500,000	54,497,527
0.539%, due 08/10/16[2]	60,000,000	59,976,931
0.550%, due 06/27/17[1]	50,000,000	49,747,917
0.601%, due 09/30/16[2]	100,000,000	100,000,000
0.621%, due 10/01/16[2]	100,000,000	100,000,000

Master Trust

Government Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
Federal Home Loan Mortgage Corp.
0.285%, due 08/26/16[1]	29,000,000	28,994,260
0.290%, due 08/26/16[1]	17,300,000	17,296,516
0.290%, due 09/14/16[1]	150,000,000	149,946,833
0.300%, due 08/04/16[1]	93,000,000	92,997,675
0.350%, due 12/05/16[1]	140,000,000	139,828,500
0.380%, due 12/20/16[1]	200,000,000	199,702,333
0.400%, due 12/22/16[1]	100,000,000	99,841,111
0.410%, due 01/06/17[1]	123,500,000	123,277,769
0.533%, due 08/05/16[2]	150,000,000	150,000,000
0.631%, due 10/08/16[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[1]	100,000,000	99,921,208
0.597%, due 09/20/16[2]	100,000,000	99,980,322
0.609%, due 06/01/17[1]	97,061,000	96,571,865
0.635%, due 10/11/16[2]	100,000,000	100,000,000
US Treasury Bills
0.288%, due 09/01/16[1]	400,000,000	399,900,628
0.293%, due 08/11/16[1]	400,000,000	399,967,472
US Treasury Notes
0.494%, due 08/01/16[2]	95,600,000	95,592,299
0.500%, due 11/30/16	62,500,000	62,533,353
0.750%, due 01/15/17	150,000,000	150,226,216
0.875%, due 12/31/16	355,000,000	355,653,485
0.875%, due 01/31/17	50,000,000	50,113,243
1.000%, due 08/31/16	150,000,000	150,084,229
2.750%, due 11/30/16	141,000,000	142,109,412
3.125%, due 10/31/16	200,000,000	201,388,042

Total US government and agency obligations (cost — $8,695,118,360)		8,695,118,360

Repurchase agreements — 28.34%
Repurchase agreement dated 07/29/16 with Federal Reserve Bank of New York, 0.250% due 08/01/16, collateralized by $51,186,000, US Treasury Bond, 8.000% due 11/15/21 and $2,786,487,100 US Treasury Note, 1.375% due 12/31/18; (value — $2,900,060,489); proceeds: $2,900,060,417	2,900,000,000	2,900,000,000
Repurchase agreement dated 07/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.330% due 08/01/16, collateralized by $494,614,500 US Treasury Notes, 1.500% to 2.00% due 05/31/20 to 02/15/25; (value — $510,000,032); proceeds: $500,013,750	500,000,000	500,000,000
Repurchase agreement dated 07/29/16 with State Street Bank and Trust Co., 0.010% due 08/01/16, collateralized by $814,606 US Treasury Note, 3.125%, 05/15/19; (value — $873,253); proceeds: $855,001	855,000	855,000

Master Trust

Government Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/29/16 with Toronto-Dominion Bank, 0.350% due 08/01/16, collateralized by $356,780,039 Federal National Mortgage Association obligations, 3.000% to 4.000% due 08/01/33 to 02/01/46; (value — $306,000,000); proceeds: $300,008,750	300,000,000	300,000,000

Total repurchase agreements (cost — $3,700,855,000)		3,700,855,000

Total investments (cost — $12,395,973,360 which approximates cost for federal income tax purposes) — 94.93%		12,395,973,360
Other assets in excess of liabilities — 5.07%		661,580,168

Net assets — 100.00%		$13,057,553,528

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	8,695,118,360	—	8,695,118,360
Repurchase agreements	—	3,700,855,000	—	3,700,855,000
Total	—	12,395,973,360	—	12,395,973,360

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 50 days.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Master Trust

Government Master Fund

Schedule of investments — July 31, 2016 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FNMA	Federal National Mortgage Association
STRIPs	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2016 and reset periodically.

Master Trust

Valuation of investments–Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated April 30, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2016